Accounts Receivable and Other Current Assets	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts Receivable and Other Current Assets
ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS

(in millions)	2017	2016
Trade accounts receivable	$492	$507
Unbilled accounts receivable	575	551
Allowance for doubtful accounts	(31)	(33)
Income tax receivable	8	26
Other	87	76
	$1,131	$1,127

Other consisted of customer billings for non-core services, collateral deposits for gas purchases at FortisBC Energy, advances on coal purchases at UNS Energy, and the fair value of derivative instruments (Note 28).